Lease - Summary of right of use assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	₩ 1,786,129	₩ 1,559,333
Land buildings and structures [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	1,546,918	1,392,925
Other assets [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	₩ 239,211	₩ 166,408